Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information and with the instructions to Form 10-Q and Regulation S-X. Accordingly, the unaudited interim financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

In the opinion of management, all adjustments consisting of normal recurring entries necessary for a fair statement of the periods presented for: (a) the financial position; (b) the result of operations; and (c) cash flows, have been made in order to make the unaudited interim financial statements presented not misleading. The results of operations for such interim periods are not necessarily indicative of operations for a full year. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K/A, for the year ended December 31, 2023, as filed with the SEC on July 30, 2024.

Principles of Consolidation

The consolidated financial statements include the accounts of General Enterprise Ventures, Inc., and its wholly owned subsidiaries, Mighty Fire Breaker, LLC, an Ohio Limited Liability company and GEVI Insurance Holdings Inc., an Ohio corporation. Intercompany transactions and balances have been eliminated.

Restatement

For the three and nine months ended September 30, 2023, the company restated the Consolidated Financial Statements for the calculation of amortization on intangible assets.

The impact on the Consolidated Statement of Operations and Comprehensive Loss of the restatement is as follows:

	Three Months Ended			Nine Months Ended
	September 30, 2023			September 30, 2023
	As Filed	Adjustment	As Restated	As Filed	Adjustment	As Restated
Amortization and depreciation	$340	$61,812	$62,152	$871	$185,435	$186,306
Total operating expense	$9,156,070	$61,812	$9,217,882	$9,930,183	$185,435	$10,115,618
Loss from operations	$(9,021,243)	$(61,812)	$(9,083,055)	$(9,730,153)	$(185,435)	$(9,915,588)
Net loss	$(9,023,003)	$(61,812)	$(9,084,815)	$(9,732,672)	$(185,435)	$(9,918,107)

The impact on the Consolidated Statement of Cash Flows of the restatement is as follows:

	Nine Months
	September 30, 2023
	As Filed	Adjustment	As Restated

Cash Flows from Operating Activities:
Net loss	$(9,732,672)	$(185,435)	$(9,918,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	871	185,435	186,306
Net Cash used in Operating Activities	$(819,936)	$-	$(819,936)

The impact on the Consolidated Statement of Stockholders’ Equity of the restatement is as follows:

	September 30, 2023
	As Filed	Adjustment	As Restated
Stockholders' equity:
Accumulated deficit	$(69,114,072)	$(185,435)	$(69,299,507)
Total stockholders' equity	$3,504,906	$(185,435)	$3,319,471

Reclassification

For the three and nine months ended September 30, 2023, certain amounts have been reclassified to improve the clarity and comparability of the Consolidated Financial Statements. An adjustment has been made to the Consolidated Statements of Operations and Comprehensive Loss and for the three and nine months ended September 30, 2023, to reclassify partial operating expenses to cost of revenue, and to separately disclose professional service provided by related party from line-item professional service to professional fees- related party.

The impact on the Consolidated Statement of Operations and Comprehensive Loss, with no change to the restated loss from operations or net loss, respectively, as follows:

	Three Months Ended			Nine Months Ended
	September 30, 2023			September 30, 2023
	As Filed and Restated (*)	Adjustment	As Reclassified	As Filed and Restated (*)	Adjustment	As Reclassified

Revenue	$174,710	$-	$174,710	$258,660	$-	$258,660
Cost of revenue	39,883	(39,883)	-	58,630	(58,630)	-

	134,827	39,883	174,710	200,030	58,630	258,660

Operating expenses
Cost of revenue (exclusive of amortization and depreciation shown separately below)	-	103,290	103,290	-	171,641	171,641
Amortization and depreciation	62,152	-	62,152	186,306	-	186,306
General and administration	146,222	(58,692)	87,530	360,157	(120,949)	239,208
Marketing	-	18,656	18,656	-	58,474	58,474
Management compensation	180,000	-	180,000	180,000	-	180,000
Stock-based professional fees - related party	8,640,000	(8,640,000)	-	8,640,000	(8,640,000)	-
Professional fees- related party	-	8,688,629	8,688,629	-	8,845,464	8,845,464
Professional fees	189,508	(72,000)	117,508	749,155	(256,000)	493,155
Total operating expenses	9,217,882	39,883	9,257,765	10,115,618	58,630	10,174,248

Loss from operations	$(9,083,055)	$-	$(9,083,055)	$(9,915,588)	$-	$(9,915,588)

(*) Originally as filed for September 30, 2023, and restated for the change for amortization of intangible assets.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain expenses during the reporting period. Actual results could differ from these good faith estimates and judgments.

Cash and Cash Equivalents

For purposes of balance sheet presentation and reporting of cash flows, the Company considers all unrestricted demand deposits, money market funds and highly liquid debt instruments with an original maturity of less than 90 days to be cash and cash equivalents. The Company did not have any cash equivalents at September 30, 2024 and December 31, 2023. The Company had cash of $309,129 and $549,755 at September 30, 2024 and December 31, 2023, respectively.

Periodically, the Company may carry cash balances at financial institutions in excess of the federally insured limit of $250,000 per institution. The amount in excess of the FDIC insurance as of September 30, 2024, was $0. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Accounts Receivable

Trade accounts receivable is recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make the required payments for services. Accounts with known financial issues are first reviewed and specific estimates are recorded. The remaining accounts receivable balances are then grouped in categories by the number of days the balance is past due, and the estimated loss is calculated as a percentage of the total category based upon past history. Account balances are charged against the allowance when it is probable that the receivable will not be recovered. As of September 30, 2024, and December 31, 2023, the Company had no allowance for doubtful accounts.

Inventory

Inventories consist of raw materials which are stated at lower cost or net realizable value, with cost being determined on the weighted average method. As of September 30, 2024, and December 31, 2023, the Company held inventories of $271,143 and $230,197, respectively. The Company did not write-off any inventories as unsalable during the nine months ended September 30, 2024, and 2023.

Deferred Offering Costs

Pursuant to ASC 340-10-S99-1, costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be expensed.

As of September 30, 2024 and December 31, 2023, deferred offering costs consisted of the following:

	September 30	December 31
	2024	2023
Legal fees	$52,131	$-
Accounting fees	5,000	-
Total	$57,131	$-

Fair Value of Financial Instruments

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

●	Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

The Company’s financial instruments, including cash, accounts receivable, prepaid expenses, accounts payable and accrued liabilities, due to related parties and loans payable, are carried at historical cost. At September 30, 2024 and December 31, 2023, the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments.

Revenue

The Company recognizes revenue from its contracts with customers in accordance with ASC 606 – Revenue from Contracts with Customers. The Company recognizes revenues when satisfying the performance obligation of the associated contract that reflects the consideration expected to be received based on the terms of the contract.

Revenue related to contracts with customers is evaluated utilizing the following steps:

(i)	Identify the contract, or contracts, with a customer;
(ii)	Identify the performance obligations in the contract;
(iii)	Determine the transaction price;
(iv)	Allocate the transaction price to the performance obligations in the contract;
(v)	Recognize revenue when the Company satisfies a performance obligation.

Our revenues currently consist of products used for lumber products for fire prevention. Revenue is recognized at a point in time, that is which the risks and rewards of ownership of the products transfer from the Company to the customer.

Cost of Revenue

For the three and nine months ended September 30, 2024 and 2023, cost of revenue consists of:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Cost of inventory	$98,637	$79,919	$233,362	$110,680
Freight and shipping	1,171	-	9,321	10,425
Consulting and advisory - related party	5,800	5,900	16,200	26,700
Royalty and sales commission - related party	20,456	17,471	83,192	23,836
Total cost of revenue	$126,064	$103,290	$342,075	$171,641

Basic and Diluted Net Loss Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) available to common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if potentially dilutive securities had been issued.

For the nine months ended September 30, 2024 and 2023, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	September 30,	September 30,
	2024	2023
	Shares	Shares
Convertible notes	2,802,500	300,000
Convertible Series C Preferred Stock	49,690,036	19,021,061
Common stock warrants	1,401,250	-
Convertible Series A Preferred Stock(1)	-	10,000,000,000
	53,893,786	10,019,321,061

(1)    Series A Preferred Stock was amended in March 2024 to remove the conversion feature (Note 9).

For the three and nine months ended September 30, 2024 and 2023, the reconciliation to net loss per common share basic and the anti-dilutive impact on net loss per share, are as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(655,238)	$(9,084,815)	$(5,082,352)	$(9,918,107)
Interest on convertible debts	20,879	276	21,014	1,035
Net loss - diluted	$(634,359)	$(9,084,539)	$(5,061,338)	$(9,917,072)

Denominator:
Weighted average common shares outstanding	36,563,020	97,545,388	54,993,582	96,366,267
Effect of dilutive shares
Convertible notes	2,101,413	300,000	705,584	300,000
Preferred stock	50,936,620	10,019,198,547	49,690,036	10,019,019,038
Common stock warrants	295,290	-	114,116	-
Diluted	89,896,343	10,117,043,935	105,503,318	10,115,685,305

Net income per common share:
Basic	$(0.02)	$(0.09)	$(0.09)	$(0.10)
Diluted	$(0.01)	$(0.00)	$(0.05)	$(0.00)

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"), which is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 provide for enhanced income tax information primarily through changes to the rate reconciliation and income taxes paid information. ASU 2023-09 is effective for the Company prospectively to all annual periods beginning after December 15, 2024. Early adoption is permitted. We are currently evaluating the impact this update will have on our consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), which require public companies disclose significant segment expenses and other segment items on an annual and interim basis and to provide in interim periods all disclosures about a reportable segment's profit or loss and assets that are currently required annually. The guidance is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The guidance is applied retrospectively to all periods presented in the financial statements, unless it is impracticable. We are currently evaluating the impact this update will have on our consolidated financial statements and disclosures.

We have evaluated all other recently issued, but not yet effective, accounting pronouncements and do not believe that these accounting pronouncements will have any material impact on our consolidated financial statements or disclosures upon adoption.

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation

The Financial Statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Financial Statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

The Company’s fiscal year is December 31.

Principles of Consolidation

The consolidated financial statements include the accounts of General Enterprise Ventures, Inc., and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.

Reclassification

For the years ended December 31, 2023 and 2022, certain amounts have been reclassified to improve the clarity and comparability of the financial statements. An adjustment has been made to the consolidated statements of operations and comprehensive loss and cash flows for year ended December 31,2023 and 2022, to reclassify partial operating expenses to cost of revenue, and to separately disclose professional service provided by related party from line-item professional service to professional fees- related party.

The Company reclassified the following amounts, with no change to loss from operations or net loss, as follows:

	December 31, 2023			December 31, 2022
	As Filed	Adjustment	As Reclassified	As Filed	Adjustment	As Reclassified
Cost of revenue	$133,508	$(133,508)	$-	$1,893	$(1,893)	$-

Operating Expenses
Cost of revenue (exclusive of amortization and depreciation shown separately below)	-	193,876	193,876	-	56,338	56,338
Amortization and depreciation	-	248,510	248,510	-	803	803
General and administration	584,434	(261,574)	322,860	281,970	(25,284)	256,686
Marketing	148,289	-	148,289	96,553	-	96,553
Management compensation	180,000	-	180,000	2,100,000	-	2,100,000
Professional fees- related party	8,640,000	259,596	8,899,596	-	188,036	188,036
Professional fees	932,352	(306,900)	625,452	500,875	(218,000)	282,875
Total operating expenses	$10,485,075	$133,508	$10,618,583	$2,979,398	$1,893	$2,981,291

For the years ended December 31, 2022, the Company reclassified the following cash flow amounts as follows:

	Year Ended
	December 31, 2022
	As Filed	Adjustment	As Reclassified
Cash Flows from Operating Activities:
Net loss	$(2,907,828)	$-	$(2,907,828)
Changes in operating assets and liabilities:
Digital currency	374	(47,350)	(46,976)
Related party advances funding operating expense	108,569	47,350	155,919
Net Cash used in Operating Activities	$(708,450)	$-	$(708,450)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain expenses during the reporting period. Actual results could differ from these good faith estimates and judgments.

Business Combinations

In accordance with ASC 805-10, “Business Combinations”, the Company accounts for all business combinations using the acquisition method of accounting. Under this method, assets and liabilities, including any remaining non-controlling interests, are recognized at fair value at the date of acquisition. The excess of the purchase price over the fair value of assets acquired, net of liabilities assumed, and non-controlling interests is recognized as goodwill. Certain adjustments to the assessed fair values of the assets, liabilities, or non-controlling interests made subsequent to the acquisition date, but within the measurement period, which is up to one year, are recorded as adjustments to goodwill. Any adjustments subsequent to the measurement period are recorded in income. Any cost or equity method interest that the Company holds in the acquired company prior to the acquisition is re-measured to fair value at acquisition with a resulting gain or loss recognized in income for the difference between fair value and the existing book value. Results of operations of the acquired entity are included in the Company’s results from the date of the acquisition onward and include amortization expense arising from acquired tangible and intangible assets.

Cash and Cash Equivalents

For purposes of balance sheet presentation and reporting of cash flows, the Company considers all unrestricted demand deposits, money market funds and highly liquid debt instruments with an original maturity of less than 90 days to be cash and cash equivalents. The Company did not have any cash equivalents at December 31, 2023 and 2022. The Company had cash of $549,755 and $55,434 at December 31, 2023 and 2022, respectively.

Inventory

Inventories consist of raw materials which are stated at lower cost or net realizable value, with cost being determined on the weighted average method. As of December 31, 2023 and 2022, the Company held inventories of $230,197and $114,645, respectively. The Company did not write-off any inventories as unsalable during the years ended December 31, 2023 and 2022.

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make the required payments for services. Accounts with known financial issues are first reviewed and specific estimates are recorded. The remaining accounts receivable balances are then grouped in categories by the number of days the balance is past due, and the estimated loss is calculated as a percentage of the total category based upon past history. Account balances are charged against the allowance when it is probable that the receivable will not be recovered. During the years ended December 31, 2023 and 2022, the Company had no allowance for doubtful accounts.

Intangible Assets

Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired. Intangible assets with finite lives are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets. Acquired intangible assets from business combinations and asset acquisitions are recognized and measured at fair value at the time of acquisition. Those assets represent assets with finite lives and are further amortized on a straight-line basis over the estimated economic useful lives of the respective assets.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed on the straight-line method. Currently our assets consist solely of furniture and equipment which we amortize over a useful life of 5 years.

Maintenance and repairs are charged to expense as incurred. Improvements of a major nature are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any gains or losses are reflected in the income.

Impairment of Long-lived Assets Other Than Goodwill

Long-lived assets with finite lives, primarily property and equipment, intangible assets, and operating lease right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

Digital Assets

We account for all digital assets held as a result of these transactions as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other. We have ownership of and control over our digital assets and we may use third-party custodial services to secure it. The digital assets are initially recorded at cost and are subsequently remeasured on the consolidated balance sheet at cost, net of any impairment losses incurred since acquisition.

We determine the fair value of our digital assets on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement, based on quoted prices on the active exchange(s) that we have determined is the principal market for such assets (Level 1 inputs). We perform an analysis each quarter to identify whether events or changes in circumstances, principally decreases in the quoted prices on active exchanges, indicate that it is more likely than not that our digital assets are impaired. In determining if an impairment has occurred, we consider the lowest market price of one unit of digital asset quoted on the active exchange since acquiring the digital asset. If the current carrying value of a digital asset exceeds the fair value so determined, an impairment loss has occurred with respect to those digital assets in the amount equal to the difference between their carrying values and the price determined.

Impairment losses are recognized within other income (expense) on the statements of operations and comprehensive loss in the period in which the impairment is identified. The impaired digital assets are written down to their fair value at the time of impairment and this new cost basis will not be adjusted upward for any subsequent increase in fair value. Gains are not recorded until realized upon sale(s), at which point they are presented net of any impairment losses for the same digital assets held within other income (expense). In determining the gain to be recognized upon sale, we calculate the difference between the sales price and carrying value of the digital assets sold immediately prior to sale.

During the year ended December 31, 2022, the Company recorded an impairment loss of $6,125 associated with market value of digital currencies in excess of the Company’s cost basis. As of December 31, 2022, the Company has divested all of its digital currency holdings and the impairment loss has been recorded within the Company’s income from discontinued operations.

Leases

ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use (“ROU”) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU assets and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

The Company determines the present value of minimum future lease payments for operating leases by estimating a rate of interest that it would have to pay to borrow on a collateralized basis over a similar term, an amount equal to the lease payments and a similar economic environment (the “incremental borrowing rate” or “IBR”).The Company determines the appropriate IBR by identifying a reference rate and making adjustments that take into consideration financing options and certain lease-specific circumstances.

As of December 31, 2023 and 2022, the Company’s lease agreement is accounted for as operating leases.

Fair Value of Financial Instruments

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

●	Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

The Company’s financial instruments, including cash, accounts payable and accrued liabilities, and loans payable, are carried at historical cost. At December 31, 2023 and 2022, the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments.

Related Parties

The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions (see Note 10).

Segments

Operating segments are defined as components of an enterprise engaging in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company operates and manages its business as one operating segment and all of the Company’s revenues and operations are currently in the United States.

Revenue

The Company recognizes revenue from its contracts with customers in accordance with ASC 606 – Revenue from Contracts with Customers. The Company recognizes revenues when satisfying the performance obligation of the associated contract that reflects the consideration expected to be received based on the terms of the contract.

Revenue related to contracts with customers is evaluated utilizing the following steps:

(i)	Identify the contract, or contracts, with a customer;
(ii)	Identify the performance obligations in the contract;
(iii)	Determine the transaction price;
(iv)	Allocate the transaction price to the performance obligations in the contract;
(v)	Recognize revenue when the Company satisfies a performance obligation.

For the year ended December 31, 2023, our revenues currently consist of product used for lumber products for fire prevention. Revenue is recognized at a point in time, that is which the risks and rewards of ownership of the product transfer from the Company to the customer.

During the year ended December 31, 2022, the Company earned cryptocurrency mining revenues. The Company earned its cryptocurrency mining revenues by providing transaction verification services within the digital currency networks of cryptocurrencies, for Bitcoin, Litecoin, and Dogecoin. The Company satisfied its performance obligations at the point in time that the Company was awarded a unit of digital asset through its participation in the applicable network and network participants benefit from the Company’s verification service. In consideration for these services, the Company received Bitcoin, Litecoin, and Dogecoin, net of applicable network fees, which was recorded as revenue using the closing U.S. dollar price of the digital asset on the date of receipt. Expenses associated with running the cryptocurrency mining operations, which consisted of utilities, equipment depreciation and monitoring services were recorded as cost of revenues.

There is currently no specific definitive guidance in GAAP or alternative accounting frameworks for the accounting for the production and mining of digital assets and management has exercised significant judgment in determining appropriate accounting treatment for the recognition of revenue for mining of digital assets. Management has examined various factors surrounding the substance of the Company’s operations and the guidance in ASC 606, including identifying the transaction price, when performance obligations are satisfied, and collectability is reasonably assured being the completion and addition of a block to a blockchain and the award of a unit of digital currency to the Company. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies which could result in a change in the Company’s financial statements.

On April 1, 2022, the Company implemented a plan to discontinue its crypto mining operations and divest all related assets. As of December 31, 2022, all of the crypto mining assets had been discarded and as the Company no longer engages in crypto mining all revenue during the year ended December 31, 2022, has been reclassified to income from discontinued operations (see Note 4).

Cost of Revenue

For the years ended December 31, 2023 and 2022, cost of revenue consists of:

	Years Ended
	December 31,
	2023	2022
Cost of inventory	$101,978	$21,431
Freight and shipping	14,494	8,674
Consulting and advisory	30,100	21,569
Royalty and sales commission	47,304	4,664
	$193,876	$56,338

Basic and Diluted Net Loss Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) available to common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if potentially dilutive securities had been issued.

For the years ended December 31, 2023 and 2022, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31	December 31
	2023	2022
	Shares	Shares
Convertible notes	300,000	194,444
Convertible Series C Preferred Stock	25,957,712	650,959
Convertible Series A Preferred Stock(1)	10,000,000,000	10,000,000,000
	10,026,257,712	10,000,845,403

(1) Series A Preferred Stock was amended in March 2024 to remove the conversion feature (Note 11).

For the years ended December 31, 2023 and 2022 the reconciliation to net loss per common share basic and the anti-dilutive impact on net loss per share, are as follows:

	Years Ended
	December 31,
	2023	2022
Numerator:
Net Loss	$(9,855,019)	$(2,907,828)
Net Loss - diluted	$(9,855,019)	$(2,907,828)

Denominator:
Weighted average common shares outstanding	96,663,470	62,254,977
Effect of dilutive shares
Convertible notes	273,683	69,954
Preferred stock	10,025,957,712	10,013,019,178
Diluted	10,122,894,865	10,075,344,109

Net loss per common share:
Basic	$(0.10)	$(0.05)
Diluted	$(0.00)	$(0.00)

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded to reduce the Company’s deferred tax assets to an amount that is more likely than not to be realized.

Recently Issued Accounting Pronouncements

In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. If early adopted, the amendments are applied retrospectively to all business combinations for which the acquisition date occurred during the fiscal year of adoption. This ASU is currently not expected to have a material impact on our financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires, among other things, additional disclosures primarily related to the income tax rate reconciliation and income taxes paid. The expanded annual disclosures are effective for our year ending December 31, 2025. The Company is currently evaluating the impact that ASU 2023-09 will have on our consolidated financial statements and whether we will apply the standard prospectively or retrospectively.

The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its financial statements.